Unaudited Interim Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		37 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Feb. 29, 2012
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (4,507)	$ (5,551)	$ (11,818)	$ (9,117)	$ (29,352)
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(1,618)	177	2,625	(1,750)	2,625
Net Cash Provided by (Used in) Operating Activities	(6,125)	(5,374)	(9,193)	(10,867)	(26,727)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Related Party Debt	7,900	5,500	8,654	9,613	26,659
Proceeds from Issuance of Common Stock	0	0	0	0	2,000
Net Cash Provided by (Used in) Financing Activities	7,900	5,500	8,654	9,613	28,659
Cash and Cash Equivalents, Period Increase (Decrease)	1,775	126	(539)	(1,254)	1,932
Cash and Cash Equivalents, at Carrying Value	157	696	696	1,952	0
Cash and Cash Equivalents, at Carrying Value	$ 1,932	$ 821	$ 157	$ 696	$ 1,932